EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2010
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 39: EMPLOYEE BENEFIT PLANS

(a)       Defined Contribution Plans

National Bank of Greece Pension Plan

In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank's main pension plan, which was a defined-contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Pursuant to Law 3655/2008, the Bank will contribute EUR 25.5 million into IKA—ETAM per year for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments starting from 2013 from 26.5% until they reach 13.3% for employees who joined any social security plan prior to January 1, 1993. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

National Bank of Greece Auxiliary Pension Plan

In 2005 and 2006, the Hellenic Republic passed legislation permitting bank employee auxiliary pension schemes to merge with the new Insurance Fund of Bank Employees (“ETAT”). The relevant legislation provides that, in connection with the merger of auxiliary schemes with ETAT, the relevant employer shall make a payment to ETAT solely in an amount to be determined by an independent financial report commissioned by the Ministry of Finance pursuant to this legislation. Subsequently, in April 2006 the Bank applied under Law 3371/2005, as amended, to merge its Auxiliary Pension Fund, a defined-contribution plan, into ETAT. Consequently, the Bank may have to contribute a significant amount to ETAT in relation to this merge.

The Bank's employees' Auxiliary Pension Plan provides for defined contributions to be made by the Bank at a rate of 9% of the employee's salary. Benefits paid are determined by years of service with the Bank and the employee's final pensionable pay. Under Law 3371/2005 employees hired after January 1, 2005 are insured in the auxiliary social security fund IKA—ETEAM. The Bank pays its contributions to IKA ETEAM since May 1, 2007.

Ethniki Hellenic General Insurance Company Benefit Plan

As for the Bank's main pension plan, following legislation passed in April 2008, the post-retirement and health plan of EH has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Employer contributions made by EH will be reduced every three years in equal increments until they reach 13.3% for employees who joined any social security plan prior to January 1, 1993. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

Other Defined Contribution Pension Plans

The London branch of the Bank and Group companies among which UBB, SABA, Ethniki Asset Management Mutual Funds, EH, NBGI Private Equity Ltd and NBGI Private Equity Funds also make contributions to other defined contribution pension plans and funds for their employees.

Defined contribution health plans

Contributions by the Bank to the National Bank of Greece Health Plan (T.Y.P.E.T.) amount to 6.25% of employees' salaries. Employees' contributions amount to 2.5% of their salaries. Additional contributions are paid for insured members of the employees' families (such as spouse that does not work and children), and are increased further in the event that the insured spouse is employed or that members of the paternal family are also insured. Contributions of retired employees amount to 4% of their pensions, while additional contributions are paid for other insured members of their families. T.Y.P.E.T. offers health benefits to employees before and after their retirement, and to insured members of their families.

Total contributions to social security funds, state run plans and defined contribution plans for 2009 and 2010 were EUR 371.1 million and EUR 371.3 million respectively. As mentioned above, as of August 1, 2008, the Bank's pension plan and the pension branch of EH benefit plan were incorporated in IKA-ETAM and therefore ceased to exist as separate defined contribution plans.

(b)       Plans that the Bank does not contribute to

National Bank of Greece Lump Sum Benefit Plan

The Group does not pay contributions to the aforementioned plan.

(c)       Defined Benefit Plans

Statutory retirement indemnities

Most NBG Group companies are required by local law to offer retirement indemnities to employees leaving service to retire. Such retirement indemnities are in the form of a lump-sum based usually on final salary and years of service, the calculation of which depends on the jurisdiction in which the company operates and the employee's profession (e.g. Greek law provides for different indemnities for salaried employees, wage earners and lawyers). In some cases, Group company regulations provide for additional benefits to employees above the statutory minimum.

Lump sum and annuity benefits

Most EH and former Ethnokarta employees are entitled to benefits from Deposit Administration Fund (DAF) type policies, which offer lump sum benefits and pension benefits additional to those offered by social security funds or main pension plans. Such benefits are usually based on the employees' salary and years of service, and vary depending on the provisions of each policy. NBG Cyprus sponsors a Gratuity Plan for its employees, offering lump sum benefits based on final pay and years of service.

Benefits for the employees' children

Benefits to employees' children are lump sum and are also based on the parents' salary and pension where applicable and on the age at which the child receives the benefits. Such benefits are offered to former Ethnokarta employees' children through a DAF type policy, as well as to the Bank's employees' children through a separate fund. Net periodic costs for these defined benefit plans and termination indemnities include the following components which are recognized in the income statement for the periods ended:

	2008	2009	2010
	(EUR in thousands)
Service cost	11,857	15,918	17,546
Interest cost	19,066	21,695	22,519
Expected return on plan assets	(12,809)	(2,281)	(2,968)
Amortization of actuarial losses	1,132	17,816	14,883
Amortization of prior year cost	97	1,769	294
Costs of additional benefits	22,611	29,466	9,821
Net periodic pension cost	41,954	84,383	62,095

Included in cost of additional benefits in 2008 are costs of voluntary retirement schemes of Group companies: EH EUR 16.8 million and Vojvodjanska EUR 1.4 million.

Included in cost of additional benefits in 2009 are costs of voluntary retirement schemes of Group companies: EH EUR 24.6 million.

Included in cost of additional benefits in 2010 are costs of voluntary retirement schemes of Group companies: EH EUR 5.3 million.

The decrease in the expected return of plan assets in 2009 is mainly due to the fall in value of plan assets in 2008, resulting from the decrease in the value of the common stock of the Bank during the same period. The proportion of the Bank's common stock in plan assets is analyzed below.

Weighted average assumptions used to determine the net periodic pension cost for the years ended December 31:

	2008	2009	2010
Discount rate	5.4%	5.4%	5.2%
Expected return on plan assets	7.2%	6.1%	6.4%
Rate of compensation increase	4.6%	5.3%	5.1%

To set the expected long-term rate of return assumptions the Group uses forward looking assumptions. In particular, as regards Greek equities, the Group used the return on 10-year government bonds as at the end of the reporting period plus an equity risk premium based on a basket of company shares listed on the Athens Stock Exchange. As regards Deposit Administration Fund assets, the 10-year term deposit EUR rate is used, adjusted for past return experience.

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2008	2009	2010
	(EUR in thousands)
Change in pension benefit obligation (“PBO”):
PBO, beginning of year	413,441	482,069	472,896
Service cost	11,857	15,918	17,546
Interest cost	19,066	21,695	22,519
Employee contributions	7,093	6,752	6,353
Actuarial loss/(gain)	85,140	14,016	(30,682)
Adjustment for disposal and other	993	(1,566)	1,291
Benefits paid from the Fund	(53,624)	(56,795)	(68,744)
Benefits paid directly by the Group	(17,197)	(25,610)	(25,552)
Settlements/Terminations/Curtailments	13,737	15,085	6,418
Prior service cost arising over last period	1,563	1,332	98
PBO, end of year	482,069	472,896	402,143

	2008	2009	2010
	(EUR in thousands)
Change in plan assets:
Fair value, beginning of year	183,193	68,001	68,968
Actual return on assets	(94,782)	19,517	(31,839)
Employer contributions	26,360	38,713	127,472
Employee contributions	7,093	6,752	6,353
Expenses	(239)	(7,220)	-
Benefits paid	(53,624)	(56,795)	(68,744)
Fair value, end of year	68,001	68,968	102,210

Increased employer contributions paid by the Group relate to advanced funds to a funded plan in excess of the EUR 20.3 million total expected contributions, which will be repaid by the plan in the future.

The amounts recognized in the statement of financial position at December 31, are as follows:
	2008	2009	2010
Funded status, end of year	(414,069)	(403,928)	(299,933)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2008	2009	2010
Discount rate	5.4%	5.2%	5.3%
Rate of compensation increase	5.3%	5.1%	3.4%
Pension increase	2.5%	2.5%	2.5%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2008	2009	2010
	(EUR in thousands)
Projected benefit obligation	482,069	472,896	402,143
Accumulated benefit obligation	378,144	369,281	328,602
Fair value of plan assets	68,001	68,968	102,210

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2008	2009	2010
	(EUR in thousands)
Net actuarial losses	215,115	184,321	170,532
Prior Service cost	1,886	2,340	1,756

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2008	2009	2010
	(EUR in thousands)
Net Loss / (Gain)	192,731	(3,220)	4,125
Prior Service Cost / (Credit)	1,563	2,223	98
Amortization of (Losses) / Gains	(6,542)	(27,574)	(18,340)
Amortization of Prior Service Cost	(97)	(1,769)	(396)
Total recognized on Other comprehensive income / (loss)	187,655	(30,340)	(14,513)

The estimated amounts to be amortized from accumulated other comprehensive income into net periodic benefit cost during financial year 2011 are EUR 0.1 million of prior service cost and EUR 13.9 million of net actuarial loss.

The following table indicates actual and targeted plan asset allocation for the Group's funded defined benefit pension plans:

	2009		2010		2011
	Amount	Proportion	Amount	Proportion
	(EUR in thousands)		(EUR in thousands)
Equity securities	54,868	80%	28,885	28%	30%–60%
Other	14,100	20%	73,325	72%	40%–70%
Total	68,968	100%	102,210	100%

The overall investment objective of the Group is to optimize returns at an acceptable level of risk within the requirements of the local laws, where applicable.

All equity securities are the Bank's own equity securities and “other” relate to deposits and assets of deposit administration fund policies issued by the Group's main insurance company EH. Equity securities are measured based on closing prices in an active market as at the measurement date (Level 1) and deposit administration fund assets and deposits are measured at the fund balance plus any accrued return to policyholders.

Benefit payments projected to be made from the defined benefit plans are as follows:

Benefit
payments projected
(EUR in thousands)
2011	58,505
2012	22,876
2013	23,609
2014	28,606
2015	33,077
2016-2020	201,609
In 2011, the Group is expected to make EUR 15.8 million in contributions to funded plans and EUR 14.9 million in retirement indemnities.